Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following information is presented to disclose the relationship between compensation actually paid (CAP), as calculated under Item 402(v) of Regulation S-K, and the financial performance of the Company. As required by Item 402(v) of Regulation S-K, the table presented below discloses CAP for (i) the Company’s principal executive officer (PEO) and (ii) the Company’s named executive officers other than the PEO (the Non-PEO NEOs), on an average basis, for each of our 2025, 2024, 2023, 2022, and 2021 fiscal years.

The methodology for calculating amounts presented in the columns “CAP to Former PEO”, “CAP to Current PEO,” and “Average CAP to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table (SCT) totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table and (ii) that the Company has deemed most important in linking CAP during 2025 to Company performance is also presented below.

Consistent with Item 402(v) of Regulation S-K, the Company has identified Gross Profit as its “Company-Selected Measure.” The Company believes that this measure represents the most important financial performance measure used to link CAP to Company performance. Gross profit is a key component of the Company’s executive compensation program, as described in the “Compensation Discussion and Analysis” section of this proxy statement. As described elsewhere in this proxy statement, on August 6, 2025, the Board approved the wind-down of CarOffer, which was completed as of December 31, 2025, and CarOffer’s results in our Annual Report are reported as discontinued operations for the periods presented. In the Pay versus Performance disclosure below, Gross Profit reported for fiscal year 2025 relates to the Company’s continuing operations and does not include the results of discontinued operations, and Gross Profit for each of fiscal year 2024 and 2023 is restated to reported results relating to the Company’s continuing operations and does not include the results of discontinued operations. Please see our Annual Report for additional information.

Compensation decisions at the Company are made independently of the Pay versus Performance disclosure requirements and this disclosure is intended to be supplemental to the compensation program objectives and strategy discussed in the “Compensation Discussion and Analysis” section of this proxy statement, not a replacement for it.

2025 Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the following table sets forth information concerning SCT total compensation and CAP for the Company’s PEO and Non-PEO NEOs for each of our 2025, 2024, 2023, 2022, and 2021 fiscal years and the corresponding financial performance of the Company in each such year.

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for Former PEO(1)	SCT Total for Current PEO(1)	CAP(2) to Former PEO(1)(3)	CAP(2) to Current PEO(1)(3)	Average SCT Total for Non-PEO NEOs(1)	Average CAP(2) to Non-PEO NEOs(1)(4)	Total Shareholder Return	2025 Peer Group Total Shareholder Return(5)	Net Income (in thousands)	Gross Profit (in thousands)(6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	—	$7,889,260	—	$9,221,840	$2,561,949	$2,394,959	$120.86	$51.34	$155,903	$841,513
2024	—	$7,799,583	—	$11,938,740	$2,800,587	$4,471,036	$115.16	$57.00	$20,972	$727,697
2023	—	$3,753,213	—	$6,878,427	$2,628,399	$3,685,780	$76.14	$52.33	$22,053	$636,611
2022	—	$1,547,116	—	$(5,908,845)	$2,550,688	$236,663	$44.15	$42.93	$78,954	$657,553
2021	$2,511,728	$19,211,250	$2,146,098	$16,797,283	$5,174,391	$3,598,174	$106.02	$87.41	$110,373	$657,358
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as Current PEO). The Company’s Non-PEO NEOs for the applicable years are as follows:
a.
2025: Elisa Palazzo, Langley Steinert, Matthew Quinn, and Samuel Zales
b.
2024: Elisa Palazzo, Ismail Elshareef, Matthew Quinn, and Samuel Zales
c.
2023: Elisa Palazzo, Langley Steinert, Zachary Hallowell, and Matthew Quinn
d.
2022: Langley Steinert, Scot Fredo, Matthew Quinn, and Andrea Eldridge
e.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff, and Sarah Welch
(2)
CAP to our named executive officers in each of 2025, 2024, 2023, 2022, and 2021 reflects the respective amounts set forth in columns (c) and (e), as applicable, of the table above, adjusted as set forth in footnotes (3) and (4) below, as applicable, as determined in accordance with SEC rules. The dollar amounts reflected in columns (c) and (e) of the table above do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2025, 2024, 2023, 2022, and 2021:

PEO SCT Total to CAP Adjustments	2025	2024	2023	2022	2021 Current PEO	2021 Former PEO
Total Reported in SCT	$7,889,260	$7,799,583	$3,753,213	$1,547,116	$19,211,250	$2,511,728
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(6,499,975)	$(6,399,989)	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$6,506,116	$8,797,224	$2,315,808	$0	$13,651,861	$1,896,098
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$249,011	$617,863	$1,628,283	$(7,994,953)	$191,487	$116,789
Plus: Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$1,311,917	$889,998	$1,127,794	$0	$1,891,757	$262,730
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$(234,489)	$234,061	$617,575	$1,084,270	$(136,514)	$(139,519)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
Total Adjustments	$1,332,580	$4,139,157	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)
CAP	$9,221,840	$11,938,740	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098

(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine average CAP for the Non-PEO NEOs in 2025, 2024, 2023, 2022, and 2021:

Non-PEO NEOs Average SCT to CAP Adjustments	2025	2024	2023	2022	2021
Total Reported in SCT	$2,561,949	$2,800,587	$2,628,399	$2,550,688	$5,174,391
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,024,991)	$(1,934,989)	$(2,324,989)	$(2,181,475)	$(4,225,087)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,026,913	$2,684,649	$2,796,285	$537,561	$3,027,728
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$124,752	$544,383	$249,270	$(960,465)	$53,440
Plus: Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$408,707	$243,008	$263,883	$231,449	$342,600
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$(127,250)	$133,399	$72,932	$58,906	$(57,775)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$(575,121)	$0	$0	$0	$(717,123)
Total Adjustments	$(166,990)	$1,670,450	$1,057,381	$(2,314,024)	$(1,576,217)
CAP	$2,394,959	$4,471,036	$3,685,780	$236,663	$3,598,174
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2020, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. The year-over-year changes in the composition of the peer group are the result of the application of pre-established objective criteria in determining its composition for purposes of using it as a reference in evaluating our executive compensation program. Our Compensation Discussion and Analysis peer group companies for 2021 – 2025 were as follows:
a.
2025 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Flywire Corporation, GoodRx Holdings, Inc., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Shutterstock, Inc., Squarespace, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
b.
2024 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc., ZipRecruiter, Inc.
c.
2023 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
d.
2022 Compensation Discussion and Analysis peer group companies: Alarm.com Holdings, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc.,
LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
e.
2021 Compensation Discussion and Analysis peer group companies: Alarm.com Holdings, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc.
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Company Selected Measure Name		Gross Profit
Peer Group Issuers, Footnote
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2020, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. The year-over-year changes in the composition of the peer group are the result of the application of pre-established objective criteria in determining its composition for purposes of using it as a reference in evaluating our executive compensation program. Our Compensation Discussion and Analysis peer group companies for 2021 – 2025 were as follows:
a.
2025 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Flywire Corporation, GoodRx Holdings, Inc., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Shutterstock, Inc., Squarespace, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
b.
2024 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc., ZipRecruiter, Inc.
c.
2023 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
d.
2022 Compensation Discussion and Analysis peer group companies: Alarm.com Holdings, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc.,
LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
e.
2021 Compensation Discussion and Analysis peer group companies: Alarm.com Holdings, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc.

PEO Total Compensation Amount		$ 7,889,260	$ 7,799,583	$ 3,753,213	$ 1,547,116
PEO Actually Paid Compensation Amount		$ 9,221,840	11,938,740	6,878,427	(5,908,845)
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2025, 2024, 2023, 2022, and 2021:

PEO SCT Total to CAP Adjustments	2025	2024	2023	2022	2021 Current PEO	2021 Former PEO
Total Reported in SCT	$7,889,260	$7,799,583	$3,753,213	$1,547,116	$19,211,250	$2,511,728
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(6,499,975)	$(6,399,989)	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$6,506,116	$8,797,224	$2,315,808	$0	$13,651,861	$1,896,098
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$249,011	$617,863	$1,628,283	$(7,994,953)	$191,487	$116,789
Plus: Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$1,311,917	$889,998	$1,127,794	$0	$1,891,757	$262,730
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$(234,489)	$234,061	$617,575	$1,084,270	$(136,514)	$(139,519)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
Total Adjustments	$1,332,580	$4,139,157	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)
CAP	$9,221,840	$11,938,740	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098

Non-PEO NEO Average Total Compensation Amount		$ 2,561,949	2,800,587	2,628,399	2,550,688	$ 5,174,391
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,394,959	4,471,036	3,685,780	236,663	3,598,174
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine average CAP for the Non-PEO NEOs in 2025, 2024, 2023, 2022, and 2021:

Non-PEO NEOs Average SCT to CAP Adjustments	2025	2024	2023	2022	2021
Total Reported in SCT	$2,561,949	$2,800,587	$2,628,399	$2,550,688	$5,174,391
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(2,024,991)	$(1,934,989)	$(2,324,989)	$(2,181,475)	$(4,225,087)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,026,913	$2,684,649	$2,796,285	$537,561	$3,027,728
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$124,752	$544,383	$249,270	$(960,465)	$53,440
Plus: Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$408,707	$243,008	$263,883	$231,449	$342,600
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$(127,250)	$133,399	$72,932	$58,906	$(57,775)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$(575,121)	$0	$0	$0	$(717,123)
Total Adjustments	$(166,990)	$1,670,450	$1,057,381	$(2,314,024)	$(1,576,217)
CAP	$2,394,959	$4,471,036	$3,685,780	$236,663	$3,598,174

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our Current PEO, CAP to our Former PEO, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative Total Shareholder Return over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our Current PEO, CAP to our Former PEO, the average of CAP to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our Current PEO, CAP to our Former PEO, the average of CAP to our Non-PEO NEOs, and our Gross Profit during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The following chart compares our cumulative Total Shareholder Return over the five most recently completed fiscal years to that of our peer group total shareholder return over the same period.

(1)
Represents values based on an initial fixed $100 investment made on December 31, 2020.

Tabular List, Table

Tabular List

The following table presents an unranked list of the financial and non-financial performance measures, including the Company-Selected Measure.

Tabular List
Gross Profit*
Adjusted EBITDA from continuing operations**
Strategic Objectives
Individual Performance Goals

*Gross Profit for fiscal years 2025, 2024, and 2023 relates to the Company’s continuing operations and does not include the results of discontinued operations.

**Adjusted EBITDA from continuing operations is a non-GAAP financial measure. We calculate adjusted EBITDA from continuing operations as GAAP net income from continuing operations, adjusted to exclude: depreciation and amortization, stock‑based compensation expense, transaction-related expenses, impairments, other income, net, and provision for income taxes.

Total Shareholder Return Amount		$ 120.86	115.16	76.14	44.15	106.02
Peer Group Total Shareholder Return Amount		51.34	57	52.33	42.93	87.41
Net Income (Loss)		$ 155,903,000	$ 20,972,000	$ 22,053,000	$ 78,954,000	$ 110,373,000
Company Selected Measure Amount		841,513,000	727,697,000	636,611,000	657,553,000	657,358,000
PEO Name	Mr. Steinert	Mr. Trevisan
Measure:: 1
Pay vs Performance Disclosure
Name		Gross Profit*
Non-GAAP Measure Description
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA from continuing operations**
Measure:: 3
Pay vs Performance Disclosure
Name		Strategic Objectives
Measure:: 4
Pay vs Performance Disclosure
Name		Individual Performance Goals
Jason Trevisan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,889,260	$ 7,799,583	$ 3,753,213	$ 1,547,116	$ 19,211,250
PEO Actually Paid Compensation Amount		9,221,840	11,938,740	6,878,427	(5,908,845)	16,797,283
Langley Steinert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,511,728
PEO Actually Paid Compensation Amount	$ 2,146,098					2,146,098
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,332,580	4,139,157	3,125,214	(7,455,961)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,499,975)	(6,399,989)	(2,564,246)	(545,278)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,506,116	8,797,224	2,315,808	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		249,011	617,863	1,628,283	(7,994,953)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,311,917	889,998	1,127,794	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(234,489)	234,061	617,575	1,084,270
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Jason Trevisan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,413,967)
PEO | Jason Trevisan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(18,012,558)
PEO | Jason Trevisan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						13,651,861
PEO | Jason Trevisan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						191,487
PEO | Jason Trevisan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,891,757
PEO | Jason Trevisan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(136,514)
PEO | Jason Trevisan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Langley Steinert [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(365,630)
PEO | Langley Steinert [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,501,728)
PEO | Langley Steinert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,896,098
PEO | Langley Steinert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						116,789
PEO | Langley Steinert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						262,730
PEO | Langley Steinert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(139,519)
PEO | Langley Steinert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(166,990)	1,670,450	1,057,381	(2,314,024)	(1,576,217)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,024,991)	(1,934,989)	(2,324,989)	(2,181,475)	(4,225,087)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,026,913	2,684,649	2,796,285	537,561	3,027,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		124,752	544,383	249,270	(960,465)	53,440
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		408,707	243,008	263,883	231,449	342,600
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(127,250)	133,399	72,932	58,906	(57,775)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (575,121)	$ 0	$ 0	$ 0	$ (717,123)